Trade and other receivables (Details) - USD ($)	Feb. 28, 2026	Aug. 31, 2025
Trade and other receivables
Trade receivables	$ 360,748	$ 424,686
Sales taxes receivable	178,925	52,518
Other receivables	24,724	5,980
Total trade and other current receivables	564,397	483,184
Past Due But Not Impaired
Trade and other receivables
Trade receivables	$ 360,748	$ 424,686